6. ACCRUED SETTLEMENT (Details Textual 4) (USD $)		1 Months Ended
	Feb. 09, 2009	Feb. 29, 2012 GlobalSettlementMember	Jun. 30, 2012 GlobalSettlementMember	Feb. 24, 2011 GlobalSettlementMember
Base of quotient		plus the quotient of (x) $276,000 divided by (y) 90% of the closing price of common stock on the trading day immediately preceding the entry of the court order
Shares Issued	24,900,000		238,237,459	4,737,614
Share price	$ 0.19			$ 0.11